Deferred Tax - Schedule of Deferred Tax Assets (Details) - USD ($)	12 Months Ended
	Mar. 31, 2026	Mar. 31, 2025	Mar. 31, 2024
Schedule of Deferred Tax Assets [Line Items]
Deferred tax assets, Begining Balance	$ (32,859)	$ (17,967)
Deferred tax (credit)/expense	(15,646)	(14,663)	$ (14,663)
Exchange adjustments	432	(229)
Deferred tax assets, Ending Balance	(48,073)	(32,859)	(17,967)
Deferred tax (credit)/expense	(15,646)
Accelerated/ (decelerated) Depreciation allowance [Member]
Schedule of Deferred Tax Assets [Line Items]
Deferred tax assets, Begining Balance	(31,198)	(16,283)
Deferred tax (credit)/expense		(14,696)
Exchange adjustments	415	(219)
Deferred tax assets, Ending Balance	(46,127)	(31,198)	(16,283)
Deferred tax (credit)/expense	(15,344)
Expected credit losses [Member]
Schedule of Deferred Tax Assets [Line Items]
Deferred tax assets, Begining Balance	(1,661)	(1,684)
Deferred tax (credit)/expense		33
Exchange adjustments	17	(10)
Deferred tax assets, Ending Balance	(1,946)	$ (1,661)	$ (1,684)
Deferred tax (credit)/expense	$ (302)